SUPPLEMENT TO THE VARIABLE LIFE PROSPECTUS DATED APRIL 28, 2025

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE POLICIES

SEPARATE ACCOUNT VL-R

Platinum Investor III

You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The following table replaces the information in the Ongoing Fees and Expenses (annual charges) section under the FEES AND EXPENSES table in the most recent Prospectus.

Annual Fee	Minimum	Maximum
Investment options	0.24%	1.64%

The following replaces the last table in the FEE TABLE section of the most recent Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY.

Annual Fund Expenses	Minimum	Maximum

Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.23%	1.48%

The following replaces APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT in the most recent Prospectus.

Type	Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Balanced	Fidelity® VIP Asset Manager 50%SM Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. Sub-Adviser: Fidelity Investments Money Management, Inc.	0.78%	8.23%%	5.38%	5.40%
	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.72%	7.40%	4.89%	5.76%
	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.74%	8.282%	5.52%	6.27%
	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.77%	9.14%	6.25%	7.03%
	Invesco V.I. Equity and Income Fund - Series I Shares[7] Adviser: Invesco Advisers, Inc.	0.57%	12.12%	8.38%	7.36%
	SunAmerica ST SA JPMorgan Diversified Balanced Portfolio - Class 1 Shares Adviser: SunAmerica Asset Management, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.73%	9.53%	6.32%	6.24%
Commodity	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Adviser: Pacific Investment Management Company LLC	1.48%*	4.16%	7.10%	1.65%
Domestic Equity	Alger Capital Appreciation Portfolio - Class I-2 Shares Adviser: Fred Alger Management, LLC	0.95%	48.13%	17.84%	15.55%
	Alger Mid Cap Growth Portfolio - Class I-2 Shares Adviser: Fred Alger Management, LLC	0.96%*	21.07%	10.34%	9.78%
	LVIP American Century® Value Fund[6] Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71%*	9.48%	8.59%	8.18%
	BNY Mellon Investment Portfolios, MidCap Stock Portfolio - Initial Shares[2] Adviser: BNY Mellon Investment Adviser, Inc.	0.80%*	12.62%	9.27%	7.49%
	BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio - Initial Shares[2] Adviser: BNY Mellon Investment Adviser, Inc.	0.72%*	4.62%	5.89%	6.47%
	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.81%	33.45%	16.74%	13.33%

Type	Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
	Fidelity® VIP Equity-Income PortfolioSM - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.72%	15.06%	9.80%	8.94%
Domestic Equity	Fidelity® VIP Growth Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.83%	30.07%	18.63%	16.34%
	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.82%	17.18%	11.06%	8.94%
	Franklin Templeton - Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.93%	11.27%	5.75%	5.83%
	Franklin Templeton - Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.08%*	11.71%	8.36%	8.17%
	Goldman Sachs VIT Strategic Growth Fund[3] Adviser: Goldman Sachs Asset Management, L.P.	0.70%*	32.37%	16.78%	14.91%
	Invesco V.I. Growth and Income Fund – Series I Shares Adviser: Invesco Advisers, Inc.	0.75%	16.00%	10.07%	8.80%
	Janus Henderson Enterprise Portfolio - Service Shares Adviser: Janus Capital Management LLC	0.97%	15.32%	9.61%	12.12%
	LVIP JPMorgan Mid Cap Value Fund[4] Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: J.P. Morgan Investment Management Inc.	0.74%	14.29%	8.70%	7.98%
	LVIP JPMorgan Small Cap Core Fund[5] Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: J.P. Morgan Investment Management Inc.	0.78%	11.71%	7.05%	7.31%
	MFS® VIT Growth Series - Initial Class[2] Adviser: Massachusetts Financial Services Company	0.73%*	31.47%	14.74%	15.11%
	MFS® VIT II Core Equity Portfolio - Initial Class[2] Adviser: Massachusetts Financial Services Company	0.81%*	20.11%	12.73%	12.46%
	MFS® VIT New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	0.87%*	6.72%	4.96%	9.19%
	MFS® VIT Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.79%*	18.87%	11.88%	11.66%
	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio – Class I Shares[2] Adviser: Morgan Stanley Investment Management Inc.	0.57%*	46.59%	13.61%	15.54%
	Neuberger Berman AMT Mid Cap Growth Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.93%	24.02%	10.56%	10.52%
	Victory Pioneer Fund VCT Portfolio – Class I Shares[1] Adviser: Amundi Asset Management US, Inc.	0.80%	22.65%	15.15%	13.34%
	Victory Pioneer Mid Cap Value VCT Portfolio – Class I Shares[1] Adviser: Amundi Asset Management US, Inc.	0.80%	10.94%	9.29%	7.18%
	Victory Pioneer Select Mid Cap VCT Portfolio – Class I Shares Adviser: Amundi Asset Management US, Inc.	0.92%	23.93%	8.82%	10.04%
	Putnam VT Large Cap Value Fund – Class IB2 Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.82%	19.14%	12.45%	10.88%
	SunAmerica ST SA JPMorgan Mid-Cap Growth Portfolio – Class 1 Shares Adviser: SunAmerica Asset Management, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.79%*	14.26%	11.09%	11.63%
	VALIC Co. I Mid Cap Index Fund[8] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.35%*	13.51%	9.94%	9.32%

Type	Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
	VALIC Co. I Nasdaq-100® Index Fund[8] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.43%*	25.27%	19.50%	17.90%
Domestic Equity	VALIC Co. I Science & Technology Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Allianz Global Investors U.S. LLC Sub-Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: Wellington Management Company LLP	0.91%*	32.60%	17.23%	17.41%
	VALIC Co. I Small Cap Index Fund[8] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.37%*	11.21%	7.02%	7.52%
	VALIC Co. I Stock Index Fund[8] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.23%*	24.66%	14.17%	12.74%
	Vanguard® VIF Real Estate Index Portfolio Adviser: The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Fixed Income	Franklin Templeton - Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	1.37%	-0.52%	0.53%
	Invesco V.I. High Yield Fund – Series I Shares[2] Adviser: Invesco Advisers, Inc.	0.90%	7.73%	2.97%	3.81%
	PIMCO Real Return Portfolio - Administrative Class Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
	PIMCO Short-Term Portfolio - Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	6.05%	2.76%	2.40%
	PIMCO Total Return Portfolio - Administrative Class Adviser: Pacific Investment Management Company LLC	0.75%	2.53%	-0.03%	1.54%
	Putnam VT Diversified Income Fund – Class IB Adviser: Franklin Advisers, Inc Sub-Adviser: Putnam Investment Management, LLC	1.07%*	5.76%	-0.04%	1.95%
	Vanguard® VIF High Yield Bond Portfolio Adviser: Wellington Management Company LLP	0.24%	6.30%	3.37%	4.53%
International Equity	Franklin Templeton - Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.07%*	-1.00%	2.60%	2.38%
	Invesco V.I. Core Equity Fund – Series I Shares[2] Adviser: Invesco Advisers, Inc.	0.80%	25.61%	12.36%	9.42%
	Invesco V.I. EQV International Equity Fund - Series I Shares[4] Adviser: Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
	Invesco V.I. Global Fund - Series I Shares Adviser: Invesco Advisers, Inc.	0.82%	16.07%	9.48%	9.85%
	Janus Henderson Global Research Portfolio - Service Shares[2] Adviser: Janus Capital Management LLC	0.86%	23.27%	12.07%	10.27%
	Janus Henderson Overseas Portfolio - Service Shares Adviser: Janus Capital Management LLC	1.14%	5.58%	6.95%	5.29%
	Putnam VT International Value Fund – Class IB Adviser: Franklin Templeton Investment Management Limited Sub-Adviser: Franklin Templeton Investment Management Limited	1.13%	5.21%	6.81%	5.46%
	VALIC Co. I International Equities Index Fund[8] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.43%	3.13%	4.27%	4.86%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	0.27%	5.09%	2.32%	1.62%

* This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

1 Available only to Policy owners whose accumulation value as of December 10, 2004 was invested in whole or in part in the variable investment option corresponding to this Fund

2 Available only to Policy owners whose Policies were effective before May 1, 2006. If a Policy’s date of issue is before May 1, 2006 only because we assigned an earlier date than otherwise would apply to preserve a younger age at issue for the insured person, the Policy owner will not be able to invest in this investment option.

3 Invesco V.I. International Growth Fund name changed to Invesco V.I. EQV International Equity Fund effective April 29, 2022.

4 JPMorgan Insurance Trust Mid Cap Value Portfolio is known as LVIP JPMorgan Mid Cap Value Fund effective May 01, 2023.

5 JPMorgan Insurance Trust Small Cap Core Portfolio is known as LVIP JPMorgan Small Cap Core Fund effective May 01, 2023.

6 American Century VP Value Fund is known as LVIP American Century Value Fund effective April 26, 2024.

7 Invesco V.I. Conservative Balanced Fund is known as Invesco V.I. Equity and Income Fund effective April 29, 2024.

8 BlackRock Investment Management, LLC is the subadvisor effective on or about April 30, 2025

All references to the above tables in the prospectus are replaced accordingly.

Dated: August 1, 2025

Please keep this Supplement with your Prospectus